Convertible Notes Payable and Accrued Interest (Details Textual) - $ / shares	Sep. 30, 2015	Dec. 31, 2014
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share due to omagine director
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share due to investors
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	15.00%	15.00%
Conversion price	$ 2.50	$ 2.50
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share due to investors
Debt Instrument [Line Items]
Percentage of interest on convertible notes payables	10.00%	10.00%
Conversion price	$ 2.50	$ 2.50